Share-Based Compensation - Restricted and Ordinary Shares Narratives (Details) $ in Millions	9 Months Ended
Sep. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares vesting period	2 years 9 months 18 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares other than options	$ 3.3
Share based compensation not yet recognized for unvested shares vesting period	2 years 2 months 12 days